Unique Loan ID	Compliance Event	Compliance Exceptions	Compliance Comments	Eligible For Predatory Testing - Unable to Test	Compliance Comp Factors	Category	S&P Compliance Grade	Fitch Compliance Grade	Moody's Compliance Grade	DBRS Compliance Grade
762300000	2	[2] Missing Initial Application [2] Initial GFE Missing [2] Initial TIL Missing					RB	B	B	B
762300001	2	[2] Missing Initial Application [2] Initial GFE Missing [2] Initial TIL Missing					RB	B	B	B
762300002	2	[2] Affiliated Business Doc Missing [2] Initial TIL Missing					RB	B	B	B
762300003	3
[3]   HUD-1 Estimated
[2]   State - Missing Application Disclosure Statement
[2]   State - Missing Disclosure and Acknowledgment of Involvement and Fees Earned by Mortgage Broker
[2]   Initial GFE Missing
[2]   Initial TIL Missing
			HUD in file is a unsigned estimated copy.	YES		TR Indeterminable	RD	D	D	D
762300004	3
[3]   ROR Missing
[2]   State - Missing Affidavit of Affixation (of manufactured home)
[2]   State - Missing Rate Lock
[2]   State - Missing Title Insurance Notice
[2]   State - Missing Documentation of Fees paid to Third Parties
[2]   Initial GFE Missing
[2]   Initial TIL Missing
					ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	TILA SOL Expired	RB	B	B	B
762300005	3
[3]   ROR Missing
[3]   Finance Charge underdisclosed >$35 for Refinance
[2]   State - Missing Commitment Letter
[2]   State - Missing Lock In Disclosure
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   Initial TIL Missing
			Finance charges under disclosed by $73.26 which exceeds the $35 for refinances. TIL itemization did not disclose a recording service fee of $50 and wire fee of $25 as a prepaid finance charge.
ROR - 3yrs for rescindable transactions. The loan is outside the SOL.

Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.
						TILA SOL Expired	RB	B	B	B
762300006	2	[2] State - Missing Description of Underwriting Criteria and Required Documentation [2] State - Missing Loan Product Choice / Prepayment Penalty Disclosure [2] Initial TIL Missing					RB	B	B	B
762300007	2
[2]   Credit Score Disclosure Not Present
[2]   State - Missing Application Disclosure Statement
[2]   State - Missing Disclosure and Acknowledgment of Involvement and Fees Earned by Mortgage Broker
[2]   Initial TIL Missing
							RB	B	B	B
762300008	2	[2] Affiliated Business Doc Missing [2] State - Missing Mortgage Broker Agreement [2] State - Missing Commitment Letter [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial TIL Missing					RB	B	B	B
762300009	2	[2] Affiliated Business Doc Missing [2] State - Missing Application Disclosure Statement [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial TIL Missing					RB	B	B	B
762300010	2
[2]   Affiliated Business Doc Missing
[2]   State - Missing Anti-Coercion Notice
[2]   State - Missing Disclosure of Terms of Mortgage Application
[2]   State - Missing Domestic Partnership Addendum to Uniform Residential Loan Application
[2]   State - Missing Rate Lock Disclosure
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   State - Missing Prepayment penalty disclosure
[2]   State - Missing NMLS Unique Identifier # and WA CLA mortgage loan originator’s license number on the application
[2]   State - Missing Oral Agreement Notice
[2]   Initial TIL Missing
							RB	B	B	B
762300012	3
[3]   ROR Incorrect Form - Lender to Lender Not On H9/G9
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   Initial TIL Missing
[2]   State - Missing Commitment Letter
[2]   State - Missing Lock In Disclosure
[2]   State - Missing Virginia Insurance Disclosure
			ROR incorrect form used for lender to lender refinance, H9 or G9 form not used.
ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor. The loan is outside the SOL.
						TILA SOL Expired	RB	B	B	B
762300013	2
[2]   Credit Score Disclosure Not Present
[2]   State - Missing Anti-Coercion Notice
[2]   State - Missing Disclosure of Terms of Mortgage Application
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   State - Missing Prepayment penalty disclosure
[2]   State - Missing NMLS Unique Identifier # and WA CLA mortgage loan originator’s license number on the application
[2]   State - Missing Oral Agreement Notice
[2]   Initial TIL Missing
							RB	B	B	B
762300014	2
[2]   State - Missing Broker Agreement
[2]   State - Missing Pre-Application Dislcosure
[2]   State - Missing Notice of Material Change of Mortgage Loan Terms
[2]   State - Missing Lock In Agreement
[2]   State - Missing Mortgage Loan Commitment
[2]   Initial GFE Missing
[2]   Initial TIL Missing
							RB	B	B	B
762300015	3	[3] HUD-1 Incomplete [2] State - Missing Lock In Disclosure [2] HMDA-reportable rate spread (1/1/04-10/1/09)	Final HUD incomplete due to fees on lines 808-811 are not itemized.	YES		TR HUD Deficiency	RD	D	D	D
762300016	2	[2] State - Missing Virginia Insurance Disclosure [2] HMDA-reportable rate spread (1/1/04-10/1/09)					RB	B	B	B
762300017	2
[1]   Missing HELOC fee disclosures required under TILA. Unable to validate compliance with TILA HELOC Account-opening disclosure requirements.
[2]   Credit Score Disclosure Not Present
[2]   State - Missing Anti-Coercion Notice
[2]   State - Missing Choice of Attorney disclosure
							RB	B	B	B
762300018	2	[2] Credit Score Disclosure Not Present [2] HMDA-reportable rate spread (1/1/04-10/1/09)					RB	B	B	B
762300020	2
[2]   Credit Score Disclosure Not Present
[2]   State - Missing Right to Choose Insurance Provider
[2]   State - Missing Title Insurance Notice
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   State - Missing Licensee Name Number and NMLS Unique Identifier on the application
[2]   Initial TIL Missing
							RB	B	B	B
762300021	2
[2]   Credit Score Disclosure Not Present
[2]   State - Missing Commitment Letter
[2]   State - Missing Disclosure of Terms of Mortgage Application
[2]   State - Missing Virginia Insurance Disclosure
[2]   Initial TIL Missing
							RB	B	B	B
762300022	3
[3]   ROR Incomplete
[2]   State - Missing Broker Compensation Disclosure
[2]   State - Missing Interest Rate Disclsoure
[2]   State - Missing Commitment
[2]   State - Missing Insurance Disclsoure
[2]   State - Missing Notice of Expiration of Loan Commitment
[2]   State - Missing Insurance Escrow Account Disclosure Statement
[2]   Initial TIL Incomplete
[2]   Credit Score Disclosure Not Present
			ROR incomplete due to not being executed by borrower.		ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	TILA SOL Expired	RB	B	B	B
762300023	2	[2] State - Mising Illinois Mortgage Escrow Act Disclosure [2] State - Missing Description of Underwriting Criteria and Required Documentation [2] State - Missing Commitment Letter					RB	B	B	B
762300024	3
[3]   HUD-1 Missing
[2]   Affiliated Business Doc Missing
[2]   State - Missing Acknowledgment of Receipt of Home Mortgage Loan Informational Document / Attorney General Information Statement
[2]   State - Missing Mortgage Loan Origination Dislcosure
[2]   State - Missing Anti-Discrimination Notice
[2]   State - Missing Attorney General Information Statement
[2]   State - Missing High Loan to Value Disclosure in the Mortgage Loan Disclosure Statement
[2]   Missing Notice of Change in Mortgage Terms / Revised Mortgage Loan Originator Disclosure
[2]   State - Missing Statutory Authority Disclosure
[2]   State - Missing Closing Statement / Closing Disclosure
[2]   State - Missing Automated Valuation Report Notice w/ copy of AVM
[2]   State - Missing Nature of Relationship and Notice to Borrower in the Mortgage Loan Originator Disclosure / Addendum to GFE
[2]   Initial GFE Missing
				NO		TNR Testing Not Required	RD	D	D	D
762300025	2	[2] Credit Score Disclosure Not Present [2] State - Missing Anti-Coercion Notice [2] State - Missing Pre-Application Dislcosure [2] Initial GFE Missing					RB	B	B	B
762300026	2
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   Affiliated Business Doc Missing
[2]   State - Missing Choice of Attorney disclosure
[2]   State - Missing Amortization Information Disclosure
[2]   State - Missing Fee Information From Your Mortgage Broker For Your Mortgage Loan
[2]   Initial GFE Missing
[2]   Initial TIL Missing
							RB	B	B	B
762300849	2	[2] Credit Score Disclosure Not Present [2] State - Missing Notice of Material Change of Mortgage Loan Terms					RB	B	B	B